GE INSTITUTIONAL FUNDS

Supplement Dated November 2, 2004

To Prospectus and Statement of Additional Information

Dated January 29, 2004

At a meeting held on November 1, 2004, the GE Institutional Funds’ Board of Trustees approved an amendment to the Funds’ eligibility requirements making full-service plans that are determined to be affiliated plans with respect to GE Asset Management eligible to invest in the GE Institutional Funds, effective immediately. A full-service plan is a participant-directed contributory employee benefit plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliate.

1. The first and second paragraphs appearing under “Investment Only Defined Contribution Plan Investors” on page 51 of the Prospectus are deleted in their entirety and replaced with the following:

An investment only plan may invest in the GE Institutional Funds if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.

An investment only plan is a participant-directed contributory employee benefit plan that does not receive recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliate.

2. The first and second paragraphs appearing under “Full-Service Defined Contribution Plan Investors” on page 51 of the Prospectus are deleted in their entirety and replaced with the following:

Full-service plans that are determined to be affiliated plans with respect to GE Asset Management are eligible to invest in the GE Institutional Funds. Full-service plans that are determined not to be affiliated plans with respect to GE Asset Management are not eligible to invest in the GE Institutional Funds, other than the S&P 500 Index Fund. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible full-service plan investor.

A full-service plan is a participant-directed contributory employee benefit plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliate.

3. The first and second paragraphs appearing under “Investment Only Defined Contribution Plan Investors” on page 68 of the Statement of Additional Information are deleted in their entirety and replaced with the following:

An investment only plan may invest in the Trust if such investor has at least $50 million of plan assets at the time of initial investment. There is no minimum investment for subsequent purchases.

An investment only plan is a participant-directed contributory employee benefit plan that does not receive recordkeeping and administration services from a designated third party administrator through its alliance relationship with GEID or its affiliate.

4. The first and second paragraphs appearing under “Full-Service Defined Contribution Plan Investors” on page 69 of the Statement of Additional Information are deleted in their entirety and replaced with the following:

Full-service plans that are determined to be affiliated plans with respect to GE Asset Management are eligible to invest in the Funds. Full-service plans that are determined not to be affiliated plans with respect to GE Asset Management are not eligible to invest in the Funds, other than the S&P 500 Index Fund. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible full-service plan investor.

A full-service plan is a participant-directed contributory employee benefit plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with GEID or its affiliate.